Financing Charges (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Schedule of Financing Charges
Year ended December 31 (millions of Canadian dollars)	2014	2013
Interest on long-term debt	432	416
Other	12	9
Less: Interest capitalized on construction and development in progress	(49)	(51)
Gain on interest-rate swap agreements	(10)	(11)
Interest earned on investments	(6)	(3)

	379	360